Warrants (Details) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Public and Private Warrants [Member]
Warrants (Details) [Line Items]
Warrants description	The Company’s warrant liability as of March 31, 2022 includes public warrants (the “Public Warrants”) and private placement warrants (the “Private Warrants”). The Company has the ability to redeem outstanding Public Warrants, commencing 90 days after March 18, 2022, the date the Public Warrants become exercisable and prior to their expiration, at a price of $0.01 per warrant, provided that the last reported sales price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period ending on the third trading day prior to the notice date of redemption. In addition, the Company has the ability to redeem all (but not less than all) of the outstanding Public Warrants and Private Warrants, at a price of $0.10 per warrant if certain conditions are satisfied, but primarily the last reported sale prices of the Company’s common stock equals or exceeds $10.00.
Project and Collaboration Warrants [Member]
Warrants (Details) [Line Items]
Warrants description	These warrants expire upon the earlier of a change in control of the Company or March 28, 2027. Of these warrants, (i) 0.91 million warrants vest pro rata with certain payments required to be made by the customer under the Project Agreement (the “Project Warrants”), (ii) 1.825 million warrants vested immediately upon execution of the Collaboration Agreement and (iii) 1.825 million warrants will vest based on the customer reaching certain specified performance goals under the Collaboration Agreement relating to towers contracted ((ii) and (iii) collectively the “Collaboration Warrants”). The fair value of both the Project Warrants and Collaboration Warrants is $4.96 per warrant based on the closing price of the Company’s shares on March 28, 2022 less the exercise price.
Aggregate purchase (in Shares) | shares	4,560
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Project Warrants [Member]
Warrants (Details) [Line Items]
Transaction price	$ 4.5
Additional paid-in-capital	0.2
Collaboration Warrants [Member]
Warrants (Details) [Line Items]
Prepaid expense	9.1
Prepaid expense current	2.6
Prepaid expense noncurrent	$ 6.5
Warrants and Rights Outstanding, Term	3 years